Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of lease maturities

Year
2022 (remaining 3 months)	$90
2023	368
2024	379
2025	194
Total minimum lease payments	1,031
Less imputed interest	(47)
Total operating lease liabilities	$984